Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Disclosure of compensation of key management personnel
The following table shows the total fees and benefits of non-executive Directors for 2022, together with comparative figures for 2021.

Fees and benefits
(Audited)	Fees[1]		Benefits[2]		Total
(£000)	2022	2021	2022	2021	2022	2021
Geraldine Buckingham[3]	155	—	—	—	155	—
Rachel Duan[4]	225	67	5	—	230	67
Dame Carolyn Fairbairn[5]	265	80	1	—	266	80
James Forese[6]	689	572	—	—	689	572
Steven Guggenheimer	262	250	10	—	272	250
Irene Lee[7]	488	556	—	—	488	556
José Antonio Meade Kuribreña[8]	242	223	14	—	256	223
Pauline van der Meer Mohr[9]	92	291	18	—	110	291
Eileen Murray[10]	262	266	—	—	262	266
David Nish	477	482	22	10	499	492
Jackson Tai	377	350	25	—	402	350
Mark Tucker	1,500	1,500	113	33	1,613	1,533
Total (£000)	5,034	4,637	208	43	5,242	4,680
Total ($000)	6,199	5,710	256	53	6,455	5,763
1Fees are in line with the Directors’ remuneration policy that was approved at the 2022 AGM. No travel allowance was paid to non-executive Directors during 2021 due to travel restrictions. The payment of the travel allowance of £4,000 per annum (pro-rata) was paid following the resumption of travel by the Board in 2022.
2Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings' registered offices. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.
3Appointed to the Board and the Group Nomination & Corporate Governance Committee on 1 May 2022, and appointed as a member of the Group Remuneration Committee and Group Risk Committee on 1 June 2022.
4Appointed as a member of the Group Audit Committee on 1 June 2022.
5Appointed as Chair of the Group Remuneration Committee effective 29 April 2022.
6Stepped down as a member of the Group Audit Committee on 1 June 2022 and joined the Group Risk Committee on 1 June 2022. Includes fees of £447,000 (2021: £332,000) in relation to his role as Chair of HSBC North America Holdings, Inc. This fee was deferred for 2022.
7Retired from the Board effective 29 April 2022. Includes fees of £434,000 (2021: £380,000) in relation to her roles as non-executive Director and Remuneration Committee Chair, Audit Committee member and Risk Committee member of The Hongkong and Shanghai Banking Corporation Limited and non-executive Chair, Nomination Committee Chair and member of the Audit, Risk and Remuneration Committees of Hang Seng Bank Limited.
8Retired from the Group Risk Committee on 1 June 2022. Appointed as the designated workforce engagement non-executive Director on 1 June 2022.
9Retired from the Board effective 29 April 2022.
10    Retired from the Group Risk Committee on 1 June 2022, and appointed as a member of Group Audit Committee on 1 June 2022.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Geraldine Buckingham (appointed to the Board on 1 May 2022)	15,000	15,000
Rachel Duan	15,000	15,000
Dame Carolyn Fairbairn	15,000	15,000
James Forese	15,000	115,000
Steven Guggenheimer	15,000	15,000
Irene Lee (retired on 29 Apr 2022)	15,000	15,000
José Antonio Meade Kuribreña	15,000	15,000
Eileen Murray	15,000	75,000
David Nish	15,000	50,000
Jackson Tai	15,000	66,515
Mark Tucker	15,000	307,352
Pauline van der Meer Mohr (retired on 29 Apr 2022)	15,000	15,000

Compensation of Key Management Personnel
	2022	2021	2020
	$m	$m	$m
Short-term employee benefits	52	50	39
Post-employment benefits	1	—	—
Other long-term employee benefits	8	6	5
Share-based payments	26	27	20
Year ended 31 Dec	87	83	64

Disclosure of shareholdings, options and other securities of key management personnel

Shareholdings, options and other securities of Key Management Personnel
	2022	2021
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	35	35
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	18,185	13,529
Number of other HSBC securities held	228	228
At 31 Dec	18,448	13,792

Disclosure of transactions and balances during the year with associates and joint ventures

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
	2022		2021
	Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	$m	$m	$m	$m
Key Management Personnel
Advances and credits[1]	16	25	373	401
Guarantees	—	—	25	45
Deposits	53	123	284	3,190
1    Advances and credits entered into by subsidiaries of HSBC Holdings plc during 2022 with Directors and former Directors, disclosed pursuant to section 413 of the Companies Act 2006, totalled $2.5m (2021: $2.8m) and the total value of guarantees entered into on behalf of the Directors and former Directors was $nil (2021: $nil).

Transactions and balances during the year with associates and joint ventures
	2022		2021
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	140	90	160	96
Unsubordinated amounts due from associates	7,378	6,594	4,527	4,188
Amounts due to associates	2,548	1,295	3,397	1,070
Amounts due to joint ventures	57	53	102	44
Fair value of derivative assets with associates	1,205	841	936	465
Fair value of derivative liabilities with associates	4,319	3,648	696	555
Guarantees and commitments	513	293	1,016	347

Transactions and balances during the year with subsidiaries
	2022		2021
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	7,421	3,210	3,397	2,590
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	52,322	52,322	64,686	51,408
Derivatives	5,380	3,801	4,187	2,811
Loans and advances to HSBC undertakings	26,765	26,765	27,142	25,108
Prepayments, accrued income and other assets	4,893	4,803	1,555	1,135
Investments in subsidiaries	167,542	167,542	163,211	163,211
Total related party assets at 31 Dec	264,323	258,443	264,178	246,263
Liabilities
Amounts owed to HSBC undertakings	314	314	340	111
Derivatives	8,318	6,922	2,872	1,220
Accruals, deferred income and other liabilities	1,375	429	2,036	1,732
Subordinated liabilities	900	900	900	900
Total related party liabilities at 31 Dec	10,907	8,565	6,148	3,963
Guarantees and commitments	17,707	17,707	16,477	13,746